Schedule of fair value of derivative hedge instrument (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets	R$ 2,148	R$ 4,058
Swaps [member] | Income and Social Contribution taxes on restatement of defined benefit plans
IfrsStatementLineItems [Line Items]
Assets	4,157
Derivative hedge instrument, liability	(3,943)
Derivative hedge instrument option / call spread	999
Derivative hedge instrument	1,213
Swaps [member] | Probable Ccenario [Member]
IfrsStatementLineItems [Line Items]
Assets	4,036
Derivative hedge instrument, liability	(3,839)
Derivative hedge instrument option / call spread	1,149
Derivative hedge instrument	1,346
Swaps [member] | Probable Ccenario One [Member]
IfrsStatementLineItems [Line Items]
Assets	3,605
Derivative hedge instrument, liability	(3,902)
Derivative hedge instrument option / call spread	813
Derivative hedge instrument	516
Swaps [member] | Remote Scenario One [Member]
IfrsStatementLineItems [Line Items]
Assets	3,199
Derivative hedge instrument, liability	(3,963)
Derivative hedge instrument option / call spread	296
Derivative hedge instrument	R$ (468)